Fair Value Measurements (Details 6) (Predecessor, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financial assets
Marketable securities	$ 132,613		$ 131,114		$ 156,313
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
Life settlement contracts, at fair market value			1,342
Notes receivable, at fair market value	6,238	[1]	8,074	[1],[2]	12,765	[2]
Note receivable due from affiliate			5,243
Other receivables, net of allowance for losses	14,269		13,146		11,353
Financial liabilities
VIE derivative liabilities, at fair market value	81,125		121,498		130,450
VIE borrowings under revolving credit facilities and other similar borrowings	49,168		27,380		82,404
VIE long-term debt	154,020		162,799		164,616
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
Installment obligations payable	132,613		131,114		156,313
Level 3
Financial assets
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
Life settlement contracts, at fair market value			1,724		6,214
Notes receivable, at fair market value	6,238		8,074		12,765
Financial liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
Estimated Fair Value
Financial assets
Marketable securities	132,613		131,114		156,313
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
VIE and other finance receivables, net of allowance for losses			145,155		168,092
Life settlement contracts, at fair market value			1,724		6,214
Notes receivable, at fair market value	6,238		8,074		12,765
Note receivable due from affiliate			5,243
Other receivables, net of allowance for losses			13,146		10,348
Financial liabilities
VIE derivative liabilities, at fair market value	81,125		121,498		130,450
VIE borrowings under revolving credit facilities and other similar borrowings			28,198		90,839
VIE long-term debt			158,801		163,766
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
Installment obligations payable			131,114		156,313
Term loan payable			142,441		171,519
Estimated Fair Value | Level 3
Financial assets
VIE and other finance receivables, net of allowance for losses	127,413		145,155		168,092
Note receivable due from affiliate	0		5,243
Other receivables, net of allowance for losses	14,269		13,146		10,348
Financial liabilities
VIE borrowings under revolving credit facilities and other similar borrowings	50,655		28,198		90,839
VIE long-term debt	149,954		158,801		163,766
Installment obligations payable	132,613		131,114		156,313
Term loan payable	556,422		142,441		171,519
Carrying Amount
Financial assets
Marketable securities	132,613		131,114		156,313
VIE and other finance receivables, at fair market value	3,888,893		3,615,188		3,041,090
VIE and other finance receivables, net of allowance for losses			150,353		157,560
Life settlement contracts, at fair market value			1,724		6,214
Notes receivable, at fair market value	6,238		8,074		12,765
Note receivable due from affiliate			5,243
Other receivables, net of allowance for losses			13,146		11,353
Financial liabilities
VIE derivative liabilities, at fair market value	81,125		121,498		130,450
VIE borrowings under revolving credit facilities and other similar borrowings			27,380		82,404
VIE long-term debt			162,799		164,616
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591		2,663,873
Installment obligations payable			131,114		156,313
Term loan payable			142,441		171,519
Carrying Amount | Level 3
Financial assets
VIE and other finance receivables, net of allowance for losses	133,505		150,353		157,560
Note receivable due from affiliate	0		5,243
Other receivables, net of allowance for losses	14,269		13,146		11,353
Financial liabilities
VIE borrowings under revolving credit facilities and other similar borrowings	49,168		27,380		82,404
VIE long-term debt	154,020		162,799		164,616
Installment obligations payable	132,613		131,114		156,313
Term loan payable	$ 556,422		$ 142,441		$ 171,519

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities